Financial instruments and risk management - Summary of notional aluminum forward sales contracts embedded in power contracts (Detail) $ in Millions	Dec. 31, 2024 USD ($) t uSDollarPerTonne	Dec. 31, 2023 USD ($) t uSDollarPerTonne
Disclosure of detailed information about financial instruments [line items]
Nominal amount (tonnes) | t	359,572	428,686
Nominal amount (US$ millions) | $	$ 890	$ 1,050
Average hedged rate (US$ per tonne) | uSDollarPerTonne	2,474	2,449
Due within 1 year
Disclosure of detailed information about financial instruments [line items]
Nominal amount (tonnes) | t	73,117	72,617
Nominal amount (US$ millions) | $	$ 174	$ 169
Average hedged rate (US$ per tonne) | uSDollarPerTonne	2,382	2,331
Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Nominal amount (tonnes) | t	286,455	289,801
Nominal amount (US$ millions) | $	$ 716	$ 711
Average hedged rate (US$ per tonne) | uSDollarPerTonne	2,498	2,452
Between 5 and 10 years
Disclosure of detailed information about financial instruments [line items]
Nominal amount (tonnes) | t	0	66,268
Nominal amount (US$ millions) | $	$ 0	$ 170
Average hedged rate (US$ per tonne) | uSDollarPerTonne	0	2,564